Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Basic and diluted earnings per share
	2025			2024			2023
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	21,102	17,427	1.21	22,917	18,357	1.25	22,432	19,478	1.15
Effect of dilutive potential ordinary shares		120			128			122
Diluted[1]	21,102	17,547	1.20	22,917	18,485	1.24	22,432	19,600	1.14
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted) after deducting own shares held.